PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 22, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2020 USD ($) case item	Dec. 31, 2019 USD ($)	Dec. 31, 2017 claim	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Metal-on-metal
Disclosure of other provisions [line items]
Number of claims pending			1,400
Number of modular components			2
Number of group settlements						2	2
Net cash cost of settlements | $						$ 25.0	$ 25.0
Number of cases requested by plaintiffs to be transferred | case			868
Number of claims settled | claim					150
Defence cost | $			$ 50.0
Proceeds from insurance recovery | $				$ 147.0
Arthrex
Disclosure of other provisions [line items]
Number of subsidiaries decided to have infringed litigant's patents		2
Number of litigant's patents decided to be infringed		2
Amount awarded to litigant | $	$ 8.0	$ 17.0